T. ROWE PRICE Institutional Emerging Markets Equity Fund
July 31, 2023 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.5%
Common Stocks 1.5%
Globant (USD) (1) 34,169 5,970
MercadoLibre (USD) (1) 5,690 7,045
Total Argentina (Cost
$11,682
)
13,015
BRAZIL 8.1%
Common Stocks 8.1%
B3  4,739,332 14,953
Hypera  531,400 4,851
Klabin  959,582 4,663
Localiza Rent a Car  1,634,723 23,221
Raia Drogasil  2,880,146 17,724
WEG  741,696 6,263
Total Brazil (Cost
$49,190
)
71,675
CHILE 0.6%
Common Stocks 0.6%
Banco Santander Chile, ADR (USD)  270,422 5,706
Total Chile (Cost
$4,062
)
5,706
CHINA 30.4%
Common Stocks 23.2%
Alibaba Group Holding (HKD) (1) 867,524 11,086
Alibaba Group Holding, ADR
(USD) (1) 186,894 19,093
China Overseas Land & Investment
(HKD)  6,789,500 16,106
China Resources Mixc Lifestyle
Services (HKD)  382,600 1,852
JD.com, Class A (HKD)  154,409 3,197
Jiumaojiu International Holdings
(HKD)  3,127,000 6,171
KE Holdings, ADR (USD) (1) 285,991 4,982
Li Auto, ADR (USD) (1) 287,091 12,288
Li Auto, Class A (HKD) (1) 17,800 382
Li Ning (HKD)  1,928,500 11,757
Nongfu Spring, Class H (HKD)  798,600 4,656
PDD Holdings, ADR (USD) (1) 76,935 6,910
Silergy (TWD)  213,000 2,253
Tencent Holdings (HKD)  1,004,800 46,182
Yum China Holdings (HKD)  45,950 2,830
Yum China Holdings (USD)  604,727 36,900
Zhongsheng Group Holdings (HKD)  5,571,500 19,575
206,220
Common Stocks - China A
Shares 7.2%
Centre Testing International Group,
A Shares (2) 1,348,200 3,795
Chacha Food, A Shares (CNH)  883,600 5,074
Chacha Food, A Shares (2) 296,300 1,702
Shares $ Value
(Cost and value in $000s)
Focus Media Information
Technology, A Shares (CNH)  1,212,100 1,265
Fuyao Glass Industry Group, A
Shares (CNH)  2,718,700 14,425
Glodon, A Shares (2) 660,740 2,991
Hongfa Technology, A Shares (CNH)  787,100 3,825
Kweichow Moutai, A Shares (CNH)  17,200 4,537
Shenzhen Inovance Technology, A
Shares (CNH)  712,900 7,088
Xiamen Faratronic, A Shares (CNH)  124,300 2,345
Yifeng Pharmacy Chain, A Shares
(CNH)  2,169,616 11,542
ZWSOFT Guangzhou, A Shares (2) 253,133 5,148
63,737
Total China (Cost
$247,815
)
269,957
HONG KONG 2.5%
Common Stocks 2.5%
AIA Group  1,013,800 10,143
Budweiser Brewing APAC  5,080,800 12,393
Total Hong Kong (Cost
$17,604
)
22,536
HUNGARY 1.1%
Common Stocks 1.1%
OTP Bank  264,191 9,608
Total Hungary (Cost
$9,294
)
9,608
INDIA 11.7%
Common Stocks 11.7%
Asian Paints  165,936 6,812
Axis Bank  584,576 6,794
HDFC Asset Management  126,889 3,913
HDFC Bank  417,441 8,374
HDFC Life Insurance  1,141,802 8,986
Hindustan Unilever  160,013 4,982
Infosys  930,298 15,387
Jio Financial Services (1) 459,285 1,412
Kotak Mahindra Bank  720,448 16,284
Maruti Suzuki India  35,936 4,291
Reliance Industries  501,807 15,558
Tata Consultancy Services  60,797 2,528
Titan  4,300 158
Voltas  918,879 8,708
Total India (Cost
$91,034
)
104,187
INDONESIA 1.7%
Common Stocks 1.7%
Bank Central Asia  18,888,900 11,440
Sumber Alfaria Trijaya  18,935,600 3,390
Total Indonesia (Cost
$9,107
)
14,830

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Shares $ Value
(Cost and value in $000s)
MEXICO 4.4%
Common Stocks 4.4%
Becle  1,055,000 2,758
Gruma, Class B  286,399 5,116
Grupo Financiero Banorte, Class O  544,654 5,164
Grupo Mexico, Series B  2,102,030 10,921
Wal-Mart de Mexico  3,727,504 15,527
Total Mexico (Cost
$30,453
)
39,486
NETHERLANDS 1.0%
Common Stocks 1.0%
ASML Holding  6,352 4,550
Prosus  58,185 4,603
Total Netherlands (Cost
$7,214
)
9,153
PERU 0.5%
Common Stocks 0.5%
Credicorp (USD)  29,089 4,568
Total Peru (Cost
$4,212
)
4,568
PHILIPPINES 2.2%
Common Stocks 2.2%
BDO Unibank  2,649,952 7,008
Jollibee Foods  1,398,950 6,498
SM Investments  140,947 2,342
Universal Robina  1,638,650 3,664
Total Philippines (Cost
$15,526
)
19,512
PORTUGAL 0.7%
Common Stocks 0.7%
Jeronimo Martins  221,227 6,023
Total Portugal (Cost
$5,489
)
6,023
QATAR 0.8%
Common Stocks 0.8%
Qatar National Bank  1,567,652 7,313
Total Qatar (Cost
$8,091
)
7,313
RUSSIA 0.0%
Common Stocks 0.0%
Moscow Exchange (3) 1,397,220 —
Total Russia (Cost
$2,303
)
—
SAUDI ARABIA 4.3%
Common Stocks 4.3%
Al Rajhi Bank  121,625 2,418
Shares $ Value
(Cost and value in $000s)
Arabian Internet & Communications
Services  41,862 4,070
Nahdi Medical  227,227 10,529
Saudi Awwal Bank  42,235 428
Saudi Basic Industries  369,543 8,446
Saudi National Bank  1,169,851 12,021
Total Saudi Arabia (Cost
$35,526
)
37,912
SINGAPORE 0.5%
Common Stocks 0.5%
Sea, ADR (USD) (1) 69,521 4,625
Total Singapore (Cost
$6,008
)
4,625
SOUTH AFRICA 1.8%
Common Stocks 1.8%
Capitec Bank Holdings  61,255 6,145
Clicks Group  576,580 9,042
Woolworths Holdings  269,279 1,203
Total South Africa (Cost
$12,820
)
16,390
SOUTH KOREA 7.4%
Common Stocks 7.4%
LG Chem  25,515 12,980
NAVER  22,548 4,017
Samsung Electronics  762,482 41,748
SK Hynix  68,804 6,663
Total South Korea (Cost
$27,704
)
65,408
TAIWAN 11.0%
Common Stocks 11.0%
Chailease Holding  1,123,000 7,436
MediaTek  247,000 5,435
Taiwan Semiconductor
Manufacturing  4,393,219 79,331
Vanguard International
Semiconductor  2,106,000 5,193
Total Taiwan (Cost
$34,562
)
97,395
THAILAND 1.3%
Common Stocks 1.3%
Bumrungrad Hospital  461,300 2,906
CP ALL  2,679,100 4,975
Siam Cement  355,400 3,376
Total Thailand (Cost
$9,390
)
11,257

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Shares $ Value
(Cost and value in $000s)
UNITED ARAB EMIRATES 0.5%
Common Stocks 0.5%
First Abu Dhabi Bank  1,139,519 4,541
Total United Arab Emirates (Cost
$3,126
)
4,541
UNITED STATES 1.2%
Common Stocks 1.2%
Las Vegas Sands (1) 173,174 10,358
Total United States (Cost
$9,516
)
10,358
VIETNAM 0.1%
Common Stocks 0.1%
Bank for Foreign Trade of
Vietnam (1) 117,037 453
Total Vietnam (Cost
$418
)
453
SHORT-TERM INVESTMENTS 3.9%
Money Market Funds 3.9%
T. Rowe Price Government Reserve
Fund, 5.32% (4)(5) 34,467,487 34,467
Total Short-Term Investments
(Cost $34,467) 34,467
Total Investments in
Securities 99.2%
(Cost $686,613) $ 880,375
Other Assets Less Liabilities 0.8% 7,120
Net Assets 100.0% $ 887,495
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) China A shares held through the QFII are subject to certain restrictions.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE Institutional Emerging Markets Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.32% $ —# $ — $ 590+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
07/31/23
T. Rowe Price Government Reserve Fund, 5.32% $ 42,565  ¤  ¤ $ 34,467^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $590 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $34,467.

T. ROWE PRICE Institutional Emerging Markets Equity Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Emerging Markets Equity Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E146-054Q3 07/23
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 118,445 $ 727,463 $ — $ 845,908
Short-Term Investments 34,467 — — 34,467
Total $ 152,912 $ 727,463 $ — $ 880,375